COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 29, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments		$ 20,816,000	$ 22,567,000
Inventory purchase commitments, sole or limited suppliers		8,339,000	7,324,000
Rent expenses		7,586,000	8,021,000	6,071,000
Sublease revenue		2,222,000	1,600,000	1,446,000
Restructuring accrual		2,350,000
Aggregate amount of guarantees		11,582,000
Restricted cash collateral		917,000
Guarantees on employee performance		46,000,000
Guarantees on salary and benefit costs		10,700,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Carrying value of property	31,500,000
Operating leaseback contract period	15 years
Annual rent	3,500,000
Deferred capital gain from sale and leaseback	5,600,000
Amortization period of deferred capital gain	15 years
Security deposit	5,000,000
Amount of security deposit remaining		1,000,000
Service expenses		30,441,000	24,120,000	23,638,000
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		5,695,000
Throughout the world [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		1,164,000
Restricted cash collateral		1,099,000
Other [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		2,925,000
Restricted cash collateral		$ 1,194,000